Related Party Transactions - Additional Information (Detail) - GBP (£)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Apr. 01, 2018	Mar. 31, 2002
Disclosure Of Transactions Between Related Parties [Line Items]
Dividends paid		£ 2,350,000,000	£ 1,450,000,000
Loan facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Applicable margin to LIBOR	1.025%
Loan facility [Member] | Top of Range [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest receivable on loan facilities	£ 25,000,000,000
Loan facility [Member] | Bottom of Range [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest receivable on loan facilities	10,000,000,000
British Telecommunications plc [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Investment in the company					£ 18,500,000,000
Dividends paid	£ 0	2,350,000,000	1,450,000,000
Final dividend declared		£ 0	2,350,000,000
British Telecommunications plc [Member] | Events After Reporting Period [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Final dividend declared				£ 2,500,000,000
Ultimate Parent Company [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Equity placing			£ 1,000,000,000